Consumptive Biological Assets - Schedule of Consumptive Biological Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Consumptive Biological Assets [Abstract]
Consumptive biological assets		$ 304,971